Common and Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Common and Preferred Stock

NOTE 6    PREFERRED STOCK

During the nine months ended September 30, 2014 the Company issued 14,888,211 shares of Series C preferred stock for cash in the amount of $366,250 or $0.0246 per share. The shares of Series C preferred stock are convertible into shares of common stock at a ratio of 200:1, at the option of the holder at any time after issuance. The series C preferred stock will be automatically converted upon a qualified initial public offering, or upon the election of a majority of the outstanding shares.

During the nine months ended September 30, 2014 the Company sold 285,566,560 shares of Series D preferred stock units for gross proceeds in the amount of $7,139,164 or $0.025 per unit and after deducting offering costs and expenses, the Company received $6,203,636 in net proceeds. The preferred stock units are separable into 285,566,560 shares of Series D preferred stock, 1,427,832 Class A warrants to purchase a share of common stock at $4.92 and 1,427,832 Class B warrants to purchase a share of common stock at $0.20. The shares of Series D preferred stock are convertible into shares of common stock at a ratio of 200:1, at the option of the holder at any time after issuance. The Series D preferred stock will be automatically converted upon a qualified initial public offering, or upon the election of a majority of the outstanding shares. In conjunction with the offering an additional 7,200,000, 466,436 and 251,216 of Series D preferred stock warrants, Class A warrants and Class B warrants, respectively, were granted as part of the offering costs.

In July 2014, the Company converted notes payable in the amount of $400,000 plus $13,129 in accrued interest into 16,525,121 Series D preferred stock units at a conversion price of $0.025 per share. These units consist of 16,525,121 shares of Series D preferred stock, 82,625 Class A warrants to purchase a share of common stock at $4.92 and 82,625 Class B warrants to purchase a share of common stock at $0.20. The shares of Series D preferred stock are convertible into shares of common stock at a ratio of 200:1, at the option of the holder at any time after issuance. The conversion of the notes was pursuant to the terms of the notes that upon a qualified equity financing of at least $5 million the notes would be converted into shares of the equity securities at the price per share at which the equity securities were issued in the qualified equity financing. The sale of the Series D preferred stock units through July 2014 met this threshold and triggered the conversion.

In July 2014, as additional consideration for the issuance of a the Spring Forth Note (See NOTE 5 NOTES PAYABLE—RELATED PARTY) the Company issued 4,000,000 Series D preferred stock units (which are separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase a share of common stock at $4.92 and 20,000 Class B warrants to purchase a share of common stock at $0.20) at a value of $100,000 or $0.025 per unit.

In July 2014, Spring Forth Investments exercised its conversion option and converted 9,250,000 shares of Series A preferred stock valued at $1,480,000 or $0.16 per share into 46,250 shares of common stock.

The Series C and Series D preferred stock have a conversion price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original issue price of the respective series preferred stock, the conversion price shall be adjusted to a price equal to the price paid per share for such additional stock. These conversion price adjustment provisions, and other relevant features of the preferred stock, were analyzed in accordance with the provisions of FASB ASC 815, “Derivatives and Hedging”. The Company evaluated the conversion price adjustment provision embedded in the preferred stock and other relevant features and determined, in accordance with the provisions of the referenced accounting guidance, that such conversion option or other relevant features do not meet the criteria requiring bifurcation as a derivative liability of these instruments. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option embedded in the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the preferred shares. Further, the Company determined the other relevant features of the preferred stock are clearly and closely related to the equity host and do not qualify for derivative accounting.

In July 2014, the Company filed a sixth amended and restated Certificate of Incorporation authorizing a modification to the number of authorized shares of common stock and Series D preferred stock. The number of common shares authorized was amended to 1,800,000,000 shares and the number of Series D preferred shares authorized was amended to 325,000,000 shares. In addition Hitachi Chemical Co., Ltd. was given the right to elect one director upon certain requirements and any amendment that would affect this right would require Hitachi’s consent.

NOTE 8    COMMON AND PREFERRED STOCK

Common Stock

The Company had 700,000,000 and 375,000,000 shares of common stock authorized at a par value of $0.001 per share as of December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012 there were

115,510 shares of common stock issued and outstanding. There were no issuances of common stock during 2013 or 2012.

Preferred Stock

The Company had 535,000,000 and 225,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of December 31, 2013 and 2012, respectively. The preferred stock is divided into series by which the Company was authorized to issue 125,000,000 shares of Series A preferred stock as of December 31, 2013 and 2012; 100,000,000 shares of Series B preferred stock as of December 31, 2013 and 2012; and 210,000,000 shares of Series C and 100,000,000 shares of Series C-1 as of December 31, 2013.

As of December 31, 2013, there were 117,131,171 shares of Series A preferred stock outstanding; 59,465,350 shares of Series B preferred stock outstanding; 150,989,224 shares of Series C preferred stock outstanding; and 84,027,175 shares of Series C-1 preferred stock outstanding. As of December 31, 2012 there were 117,131,171 shares of Series A preferred stock outstanding and 59,465,350 shares of Series B preferred stock outstanding.

All series of preferred stock are convertible into shares of common stock at a ratio of 200:1, at the option of the holder at any time after issuance. The preferred stock will be automatically converted upon a qualified initial public offering, or upon the election of a majority of the outstanding shares of each respective series. The conversion rate is subject to adjustment from time to time for certain dilutive events.

Each share of preferred stock is entitled to receive cumulative dividends as may be declared at the per annum rate of $0.0128 per share prior to and in preference to the payment of any dividends on the common stock. As of December 31, 2013 and 2012, preferred stock dividends in arrears were $5,108,338 and $2,574,869, respectively.

The approval of a majority of the Series A preferred stock, Series B preferred stock and Series C preferred stock, voting together as a single class, is required to: modify the rights, preferences or privilege of any class of the preferred stock; create a new class of stock with preferences senior to or on parity with the Series A preferred stock, Series B preferred stock, Series C preferred stock or Series C-1 preferred stock: change the authorized number of shares of any class of preferred stock; take any action that would result in certain liquidity events; declare or pay any dividend; redeem or repurchase issued and outstanding common stock (with certain limited exceptions), increase the shares issuable under the Company’s stock option plan; or change the number of authorized directors of the Company.

In the event of a liquidation, the holders of Series C preferred stock and Series C-1 preferred stock will each be entitled to receive a distribution equal to $0.0492 per share (subject to adjustments for stock splits, dividends, recapitalizations and the like), plus any declared but unpaid dividends on such shares, before any distribution is made to the holders of common stock, Series B preferred stock or Series A preferred stock.

In the event of such liquidity events and after payment has been made to holders of Series C preferred stock and Series C-1 preferred stock pursuant to the liquidation preferences described above, the holders of Series B Preferred Stock will each be entitled to receive a distribution equal to $0.32 per share (subject to adjustments for stock splits, dividends, recapitalizations and the like), plus any declared but unpaid dividends on such shares, before any distribution is made to the holders of common stock or Series A preferred stock.

In the event of such liquidity events and after payment has been made to holders of Series C preferred stock, Series C-1 preferred stock and Series B preferred stock pursuant to the liquidation preferences described above, the holders of Series A preferred stock will each be entitled to receive a distribution equal to $0.32 per share (subject to adjustments for stock splits, dividends, recapitalizations and the like), plus any declared but unpaid dividends on such shares, before any distribution is made to the holders of common stock.

A sale, merger, reorganization, liquidation, dissolution or winding up of the Company may, in certain circumstances, result in a change in control and be deemed to be a liquidation event that triggers the liquidation preferences associated with the outstanding shares of preferred stock. Because a change in control could occur and not be solely within the control of the Company, all convertible preferred stock has been deemed to be contingently redeemable and classified outside of permanent equity in the accompanying balance sheets. However, because the timing of any such redemption is uncertain, the Company will not accrete the carrying value of the convertible preferred stock to its liquidation preference value until it becomes probable that redemption will occur.

In December 2012 the Company issued 41,886,599 shares of Series A preferred stock pursuant to the exercise of convertible notes in the amount of $6,150,000 plus interest of $551,856 for a total conversion price of $6,701,856 or $0.16 per share. The Company also issued 38,632,015 shares of Series B preferred stock for cash in the amount of $170,000 net of offering costs and pursuant to the exercise of convertible notes in the amount of $5,856,667 plus interest of $149,456 for a total issuance price of $6,176,123 or $0.16 per share.

In December 2012 the Company issued 20,833,334 shares of Series B preferred stock pursuant to a subscription receivable in the amount of $3,288,333 or $0.16 per share. The subscription receivable for these shares was subsequently paid with cash in January and February 2013. As the full subscription amount was received in cash prior to the publication of the financial statements, the subscription amount was classified as an asset as of December 31, 2012 as permitted.

During the year ended December 31, 2013 the Company issued 150,989,224 shares of Series C preferred stock for cash in the amount of $1,160,000 net of offering costs and pursuant to the exercise of convertible notes in the amount $2,442,000 plus interest of $72,338 for a total issuance price of $3,674,338 or $0.0246 per share. The Company also issued 84,027,174 shares of Series C-1 preferred stock pursuant to the exercise of a convertible note in the amount of $2,000,000 plus interest of $67,068 for a total conversion price of $2,067,068 or $0.0246 per share.

The conversion price adjustment provision of all the preferred stock series dictates that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original issue price of the respective series preferred stock, the conversion price shall be adjusted to a price equal to the price paid per share for such additional stock. These conversion price adjustment provisions, and other relevant features of the preferred stock, were analyzed in accordance with the provisions of FASB ASC 815, “Derivatives and Hedging”. The Company evaluated the conversion price adjustment provision embedded in the preferred stock and other relevant features and determined, in accordance with the provisions of the referenced accounting guidance, that such conversion option or other relevant features do not meet the criteria requiring bifurcation as a derivative liability of these instruments. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option embedded in the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the preferred shares. Further, the Company determined the other relevant features of the preferred stock are clearly and closely related to the equity host and do not qualify for derivative accounting.